Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net loss	$ (95)	$ (459)	$ (494)	$ (2,131)
Foreign currency translation adjustment loss	(44)	(17)	(75)	(1)
Total comprehensive loss	$ (139)	$ (476)	$ (569)	$ (2,132)